UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    The Milestone Group
Address: 370 Seventeenth Street
         Suite 3100
         Denver, CO  80202

13F File Number:  28-11128

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert T. Adams
Title:     Managing Director
Phone:       (303) 539-0100

Signature, Place, and Date of Signing:

     Robert T. Adams     Denver, CO     October 31, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     22

Form13F Information Table Value Total:     $178,801 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BERKSHIRE HATHAWAY INC DEL     CL B             084670207      914      288 SH       SOLE                        0        0      288
BOSTON PROPERTIES INC          COM              101121101      209     2022 SH       SOLE                        0        0     2022
EQUITY OFFICE PROPERTIES TRU   COM              294741103      282     7095 SH       SOLE                        0        0     7095
EQUITY RESIDENTIAL             SH BEN INT       29476L107      254     5029 SH       SOLE                        0        0     5029
EXXON MOBIL CORP               COM              30231G102      287     4270 SH       SOLE                        0        0     4270
GENERAL GROWTH PPTYS INC       COM              370021107      221     4641 SH       SOLE                        0        0     4641
ISHARES TR                     RUSSELL 2000     464287655    11143   154757 SH       SOLE                        0        0   154757
ISHARES TR                     MSCI EMERG MKT   464287234    11890   122870 SH       SOLE                        0        0   122870
ISHARES TR                     MSCI EAFE IDX    464287465    51614   761834 SH       SOLE                        0        0   761834
ISHARES TR                     S&P 500 INDEX    464287200    42076   314584 SH       SOLE                        0        0   314584
ISHARES TR                     RUSSELL 1000     464287622    21421   296525 SH       SOLE                        0        0   296525
ISHARES TR                     RUSSELL1000VAL   464287598     1057    13715 SH       SOLE                        0        0    13715
ISHARES TR                     RUSSELL 3000     464287689      213     2766 SH       SOLE                        0        0     2766
ISHARES TR                     DJ US REAL EST   464287739    16042   207935 SH       SOLE                        0        0   207935
ISHARES TR                     RSSL MCRCP IDX   464288869      259     4855 SH       SOLE                        0        0     4855
MIDCAP SPDR TR                 UNIT SER 1       595635103      396     2874 SH       SOLE                        0        0     2874
PROLOGIS                       SH BEN INT       743410102      239     4187 SH       SOLE                        0        0     4187
PUBLIC STORAGE INC             COM              74460D109      206     2392 SH       SOLE                        0        0     2392
SIMON PPTY GROUP INC NEW       COM              828806109      322     3558 SH       SOLE                        0        0     3558
SPDR TR                        UNIT SER 1       78462F103     4425    33124 SH       SOLE                        0        0    33124
VANGUARD INDEX FDS             REIT ETF         922908553    15107   210142 SH       SOLE                        0        0   210142
VORNADO RLTY TR                SH BEN INT       929042109      224     2059 SH       SOLE                        0        0     2059